SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 3:-	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed in the preparation of these unaudited interim consolidated financial statements are identical to those applied in the preparation of the latest annual financial statements of the Company as of December 31, 2020, set forth in the Company's Annual Report on Form 20-F as filed with the U.S. Securities and Exchange Commission on March 1, 2021, except as discussed below:

Investment in affiliated company:

For investments in non-marketable equity securities without readily determinable fair values where the Company does not have control or the ability to exercise significant influence over the operation and financial policies of the issuer of the securities, the Company has elected to measure these investments at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment in the same issuer. This election is made for each investment separately and is reassessed at each reporting period as to whether the investment continues to qualify for this election. Additionally, at each reporting period, the Company makes a qualitative assessment considering impairment indicators to evaluate whether the investment is impaired.